Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended						12 Months Ended		12 Months Ended						12 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended			12 Months Ended						12 Months Ended			12 Months Ended	1 Months Ended					1 Months Ended					1 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended						1 Months Ended				1 Months Ended		12 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	May 31, 2012 Revolving Credit Facility	Dec. 31, 2013 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2013 Interest Rate Swap Minimum	Dec. 31, 2013 Interest Rate Swap Maximum	Dec. 31, 2013 Interest Rate Swap Amortizing	Dec. 31, 2013 TL Revolving Credit Facility	Dec. 31, 2012 TL Revolving Credit Facility	Dec. 31, 2013 TL Revolving Credit Facility Minimum	Dec. 31, 2013 TL Revolving Credit Facility Maximum	Dec. 31, 2013 TL Revolving Credit Facility TL	Jun. 25, 2013 TL Revolving Credit Facility TL	Dec. 31, 2012 TL Revolving Credit Facility TL	Sep. 24, 2012 TL Revolving Credit Facility TL	Dec. 31, 2013 TL Revolving Credit Facility TL Minimum	Dec. 31, 2013 TL Revolving Credit Facility TL Maximum	Jun. 25, 2013 TL Revolving Credit Facility Letter of Credit TL	Sep. 24, 2012 TL Revolving Credit Facility Letter of Credit TL	Dec. 31, 2013 TW Revolving Credit Facility	Dec. 31, 2012 TW Revolving Credit Facility	May 16, 2013 TW Revolving Credit Facility TW	Dec. 31, 2013 TW Revolving Credit Facility TW	Dec. 31, 2012 TW Revolving Credit Facility TW	Oct. 01, 2012 TW Revolving Credit Facility TW	May 16, 2013 TW Revolving Credit Facility TW Amended	Apr. 26, 2013 TAP Funding Revolving Credit Facility	May 31, 2012 TAP Funding Revolving Credit Facility	Dec. 31, 2013 TAP Funding Revolving Credit Facility	Dec. 31, 2012 TAP Funding Revolving Credit Facility	Dec. 31, 2013 TAP Funding Revolving Credit Facility TW	Dec. 31, 2013 TAP Funding Revolving Credit Facility TW Tap Funding Limited	Dec. 31, 2013 2005-1 Bonds	Dec. 31, 2012 2005-1 Bonds	Dec. 31, 2005 2005-1 Bonds TMCL	Dec. 31, 2005 2005-1 Bonds TMCL Minimum	Dec. 31, 2005 2005-1 Bonds TMCL Maximum	Dec. 31, 2005 2005-1 Bonds One Month LIBOR TMCL	Jun. 30, 2011 2011-1 Bonds	Dec. 31, 2013 2011-1 Bonds	Dec. 31, 2012 2011-1 Bonds	Jun. 30, 2011 2011-1 Bonds Minimum	Jun. 30, 2011 2011-1 Bonds Maximum	Apr. 30, 2012 2012-1 Bonds	Dec. 31, 2013 2012-1 Bonds	Dec. 31, 2012 2012-1 Bonds	Apr. 30, 2012 2012-1 Bonds Minimum	Apr. 30, 2012 2012-1 Bonds Maximum	Sep. 30, 2013 2013-1 Bonds	Dec. 31, 2013 2013-1 Bonds	Dec. 31, 2012 2013-1 Bonds	Sep. 30, 2013 2013-1 Bonds Minimum	Sep. 30, 2013 2013-1 Bonds Maximum	May 07, 2013 TMCL II Secured Debt Facility	Dec. 31, 2013 TMCL II Secured Debt Facility	Dec. 31, 2012 TMCL II Secured Debt Facility	Dec. 31, 2013 TMCL II Secured Debt Facility TMCL	May 07, 2013 TMCL II Secured Debt Facility Revolving Credit Facility	May 07, 2013 TMCL II Secured Debt Facility If total borrowings less than 50% of the total commitment	May 07, 2013 TMCL II Secured Debt Facility If total borrowings equals 50% or more of the total commitment	Aug. 31, 2013 TMCL IV Secured Debt Facility	Dec. 31, 2013 TMCL IV Secured Debt Facility	Dec. 31, 2013 TMCL IV Secured Debt Facility TMCL	Aug. 31, 2013 TMCL IV Secured Debt Facility if total borrowings are less than 50% of the total commitment and bank commitment is more than $150000	Aug. 31, 2013 TMCL IV Secured Debt Facility other scenario	Dec. 31, 2013 TMCL Secured Debt Facility TMCL	Dec. 31, 2013 TMCL III Secured Debt Facility TMCL	Apr. 26, 2013 TAP Funding Revolving Credit Facility II	Dec. 31, 2013 TAP Funding Revolving Credit Facility II	Dec. 31, 2013 TAP Funding Revolving Credit Facility II if aggregate loan principal balance is less than 70% of the commitment amount	Dec. 31, 2013 TAP Funding Revolving Credit Facility II if aggregate loan principal balance is equal to or greater than 70% of the commitment amount	Feb. 28, 2014 Subsequent Event Interest Rate Swap Contract One Issuance Of Long Term Debt	Feb. 28, 2014 Subsequent Event Interest Rate Swap Contract One Non-Amortizing Issuance Of Long Term Debt	Feb. 28, 2014 Subsequent Event Interest Rate Swap Contract Two Issuance Of Long Term Debt	Feb. 28, 2014 Subsequent Event Interest Rate Swap Contract Two Non-Amortizing Issuance Of Long Term Debt	Feb. 28, 2014 Subsequent Event Interest Rate Swap Contract Three Issuance Of Long Term Debt	Feb. 28, 2014 Subsequent Event Interest Rate Swap Contract Three Non-Amortizing Issuance Of Long Term Debt	Mar. 31, 2014 Subsequent Event Interest Rate Collar Contract Issuance Of Long Term Debt	Mar. 31, 2014 Subsequent Event Interest Rate Collar Contract Minimum Issuance Of Long Term Debt	Mar. 31, 2014 Subsequent Event Interest Rate Collar Contract Maximum Issuance Of Long Term Debt	Mar. 31, 2014 Subsequent Event Interest Rate Collar Contract Amortizing Issuance Of Long Term Debt	Mar. 31, 2014 Subsequent Event Interest Rate Collar Contract Two Issuance Of Long Term Debt	Mar. 31, 2014 Subsequent Event Interest Rate Collar Contract Two Minimum Issuance Of Long Term Debt	Mar. 31, 2014 Subsequent Event Interest Rate Collar Contract Two Maximum Issuance Of Long Term Debt	Mar. 31, 2014 Subsequent Event Interest Rate Collar Contract Two Amortizing Issuance Of Long Term Debt	Mar. 31, 2014 Subsequent Event Interest Rate Swap Contract Four Issuance Of Long Term Debt	Mar. 31, 2014 Subsequent Event Interest Rate Swap Contract Four Non-Amortizing Issuance Of Long Term Debt
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 1,200,000															$ 700,000		$ 600,000			$ 50,000	$ 50,000						$ 250,000			$ 120,000																																	$ 300,000							$ 170,000
Interest payment terms															The TL Credit Facility provides for payments of interest only during its term beginning on its inception date through September 24, 2017 when all borrowings are due in full.
LIBOR plus interest rate					2.625%														1.00%	2.00%					2.75%				2.375%		3.75%										0.25%																				1.95%			2.25%							2.00%
Long term debt		2,261,702	2,667,284								648,500	352,500			648,500		352,500						91,476	88,940		91,476	88,940						108,471			72,958	124,458						300,000	340,000				333,333	373,333				291,917					775,100	874,000						33,500							120,500
Additional amount available for borrowing											51,500												0	0																																		0							0
Credit facility financial covenants											The Company was in compliance with all such covenants at December 31, 2013.
Commitment fee on unused portion	0.75%												0.30%	0.40%												0.50%							0.625%																													0.50%	0.375%				0.70%	0.50%					0.65%	0.50%
Agent's fee on the aggregate commitment																										0.025%
Assets		3,476,080	3,908,983	2,310,204																						114,022									183,933																									1,013,799						66,794			1,147,079	392,132
Write off of unamortized debt issuance cost		1,463																												650		650																									245	245
Line of credit facility, expiration date																																																																							Apr. 26, 2016
Line of credit facility, amount outstanding																																																																	33,500							120,500
Additional amount available for borrowing																																		16,466
Bonds issued																																						580,000				400,000					400,000					300,900
Scheduled payment term																																							10 years	15 years					10 years	15 years				10 years	15 years				10 years	25 years
Principal amortization per year																																						51,500				40,000					40,000					30,090
Cost of insurance coverage for ultimate payment																																						0.275%
Target final payment date																																						May 15, 2015				Jun. 15, 2021					Apr. 15, 2022					Sep. 20, 2023
Legal final payment date																																						May 15, 2020				Jun. 15, 2026					Apr. 15, 2027					Sep. 20, 2038
Fixed interest rate for the outstanding principal																																										4.70%	4.70%	4.70%			4.21%	4.21%	4.21%			3.90%	3.90%	3.90%
Bonds issued, percentage of par value																																																				99.50%
Bonds issued, discount																																																				1,542
Conversion date																																																									May 07, 2015
Penalty interest rate																																																									2.00%
Conversion date																																																																Aug. 05, 2015
Fair value liability of interest rate swap						3,944	10,819
Fair value asset of interest rate swap						1,831
Fixed interest rate								0.41%	2.96%																																																																		3.15%		3.15%		3.15%			1.25%	1.75%			1.30%	0.80%		3.16%
Notional amount			$ 941,955							$ 726,235																																																																		$ 60,000		$ 80,000		$ 200,000				$ 7,858				$ 8,996		$ 50,000
Derivative term									through July 2023																																																																		February 18, 2014 to April 15, 2014.		February 18, 2014 to February 15, 2015.		February 18, 2014 to August 15, 2014.		March 7, 2014 to March 15, 2021.				March 12, 2014 to March 15, 2019.				March 17, 2014 to May 15, 2014